Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Accounting Standard Update and Change in Accounting Principle [Line Items]
Summary of Significant Accounting Policies	Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed in the preparation of the financial statements:
Method of Accounting
The accompanying financial statements are prepared on the accrual method of accounting.
Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("US GAAP") requires management to make estimates and assumptions that affect the reported amounts of net assets, changes in net assets, and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.
Valuation of Investments and Income Recognition
Investments are stated at fair value based on quoted market prices on the valuation date. Investments traded on a national securities exchange are valued at the last reported sales price on the last business day of the Plan year; investments traded on the over-the-counter market and listed securities for which no sale was reported on that date are valued at the average of the last reported bid and ask prices.
The investment in Peoples Bancorp Inc. Common Stock Fund Units ("Units") has been unitized and is comprised of cash and common shares of Peoples. The Plan holds between 3% and 5% of these Units in cash in order to provide liquidity for timely distributions. At December 31, 2025 and 2024, these Units were comprised of 59,985 and 70,170 Peoples common shares, respectively, and cash of $91,892 and $108,279, respectively.
Purchases and sales of investments are recorded on a trade-date basis. Interest income is recorded on the accrual basis while dividends are recorded on the ex-dividend date. Net appreciation includes the Plan's gains and losses on investments purchased and sold, as well as held during the year.
Plan Tax Status
The Plan obtained its latest determination letter in November 2017, in which the Internal Revenue Service stated that the Plan and the related trust, as then designed, were in compliance with the applicable requirements of the Internal Revenue Code and therefore, not subject to tax. The Plan has been amended since receiving the determination letter. However, the Plan Administrator believes the Plan, and the related trust, are currently designed and being operated in compliance with applicable requirements of the Internal Revenue Code.

US GAAP requires plan management to evaluate tax positions taken by the plan and recognize a tax liability (or asset) if the plan has taken uncertain positions that more likely than not would not be sustained upon examination by the Internal Revenue Service. The Plan Administrator has analyzed the tax positions taken by the Plan, and has concluded that as of December 31, 2025 and 2024, there were no uncertain positions taken or expected to be taken that would require recognition of a liability (or asset) or disclosure in the financial statements. The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress. The Plan Administrator believes the Plan is no longer subject to income tax examinations for years prior to 2022.
Payment of Benefits
Benefit payments to participants are recorded upon distribution.